Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
Summary of Notes Payable
Notes payable consisted of the following on December 31:

($ in thousands)	2022	2021
LMFA notes payable	$968	$—
LMFAO note payable	2,785	—
Maxim note payable	4,167	—
Insurance financing	910	—

Total notes payable	$8,830	$—